Subsequent Events (Details)				3 Months Ended	12 Months Ended
	Feb. 19, 2025 USD ($)	Feb. 05, 2025 USD ($) installment	Jan. 01, 2025 USD ($)	Mar. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Feb. 28, 2025 USD ($)	Jan. 31, 2025 USD ($)	May 31, 2024 USD ($)
Subsequent event | Angel Studios Licensing, LLC | Loan and Security Agreement
Subsequent Events
Quarterly payments through licensing receivables		$ 700,000
Angel Studios, Inc. CIK: 0001671941
Subsequent Events
Loan principal secured amount										$ 500,000
Percentage of interest on loans										10.00%
Sale of common stock					$ 32,818,130	$ 7,500,001	$ 0
Angel Studios, Inc. CIK: 0001671941 | Class C Common Stock
Subsequent Events
Issuance of Common Stock (in units) | shares						528,914
Angel Studios, Inc. CIK: 0001671941 | Guaranteed loan
Subsequent Events
Loan principal secured amount					$ 8,500,000
Percentage of interest on loans					10.00%
Angel Studios, Inc. CIK: 0001671941 | Subsequent event
Subsequent Events
Percentage of default interest		2.00%
Amount of gross receipts		$ 21,800,000
Sale of common stock			$ 14,100,000
Angel Studios, Inc. CIK: 0001671941 | Subsequent event | Class C Common Stock
Subsequent Events
Issuance of Common Stock (in units) | shares				431,402
Sale of common stock				$ 14,100,000
Angel Studios, Inc. CIK: 0001671941 | Subsequent event | Loans Collateralized With Bitcoin Assets
Subsequent Events
Loan principal secured amount								$ 13,500,000	$ 13,500,000
Angel Studios, Inc. CIK: 0001671941 | Subsequent event | Loans Collateralized With Bitcoin Assets | Minimum
Subsequent Events
Percentage of interest on loans								11.50%	11.50%
Angel Studios, Inc. CIK: 0001671941 | Subsequent event | Loans Collateralized With Bitcoin Assets | Maximum
Subsequent Events
Percentage of interest on loans								15.00%	15.00%
Angel Studios, Inc. CIK: 0001671941 | Subsequent event | Guaranteed loan
Subsequent Events
Payments under guarantee	$ 2,000,000
Angel Studios, Inc. CIK: 0001671941 | Subsequent event | Angel Studios Licensing, LLC | Loan and Security Agreement
Subsequent Events
Loan paid for working capital		5,400,000
Licensing receivables		$ 18,000,000
Number of quarterly installments | installment		9
Loan is repayable in quarterly installments		$ 700,000
Quarterly payments through licensing receivables		700,000
Additional costs includes setup fee		100,000
Additional costs includes legal fee		30,000,000
Long term debt, priority payments		$ 6,300,000